Stockholders' Equity (Details)	Dec. 07, 2021 shares	Jan. 31, 2022 vote $ / shares shares	Jan. 31, 2021 $ / shares shares
Class of Stock [Line Items]
Number of shares authorized (in shares)	631,500,000
Common stock, par value (in usd per share) | $ / shares		$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)		1,500,000	160,843,194
Preferred stock, par value (in usd per share) | $ / shares		$ 0.0001	$ 0.0001
Recapitalization exchange ratio	1.53184
Common Class A
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		570,000,000	237,435,191
Common stock, par value (in usd per share) | $ / shares		$ 0.0001
Common stock, voting rights, votes per share | vote		1
Convertible preferred stock, conversion ratio	1
Shares converted (in shares)	131,252,627
Common Class B
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		30,000,000	22,977,599
Common stock, par value (in usd per share) | $ / shares		$ 0.0001
Common stock, voting rights, votes per share | vote		20
Common Class C
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		30,000,000
Common stock, par value (in usd per share) | $ / shares		$ 0.0001